Long-Term Investment - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			0 Months Ended				12 Months Ended							1 Months Ended
	Nov. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 09, 2007	Dec. 31, 2013 Adagene	Dec. 31, 2012 Adagene	Nov. 16, 2011 Adagene	Dec. 31, 2013 WuXi MedImmune	Dec. 31, 2012 WuXi MedImmune	Dec. 31, 2013 Phagelux Inc	Nov. 18, 2013 Phagelux Inc Maximum	Oct. 10, 2013 NICLC	Dec. 31, 2012 NICLC	Apr. 19, 2012 NICLC	Dec. 31, 2013 QB3	Dec. 31, 2012 QB3	Dec. 17, 2012 QB3	Dec. 31, 2013 Agios	Nov. 30, 2011 Agios	Dec. 31, 2013 FMI	Sep. 30, 2012 FMI	Nov. 30, 2013 Callidus Biopharma, Inc	Feb. 28, 2013 Callidus Biopharma, Inc	Jan. 31, 2012 Callidus Biopharma, Inc	Dec. 31, 2013 Amicus	Nov. 30, 2013 Amicus
Schedule of Equity Method Investments [Line Items]
Available-for-sale investments		$ 12,460,000																$ 5,320,000	$ 3,000,000	$ 2,635,000	$ 1,000,000		$ 2,000,000	$ 1,000,000	$ 4,505,000	$ 4,000,000
Dividends received																						200,000
Recognized gain on available for sale securities on acquisition date	1,200,000
Equity method Investment		4,811,000	5,495,000		410,000		2,000	2,117,000	4,858,000	500,000	3,000,000		637,000	600,000	500,000		500,000
Equity Investment ownership percentage					15.80%		16.80%	50.00%	50.00%	20.00%	60.00%		40.00%	40.00%	13.30%		13.30%
Convertible note				40,000,000			1,300,000
Investment gain (loss) recognized		(5,297,000)	(642,000)		(900,000)	0		(2,700,000)	(600,000)	0					0	0
Proceeds from disposal of investment		651,000										700,000
Equity method Investment as cost								0	5,500,000
Maximum number of shares to be issued by investee											200,000
Cost method investment		$ 4,500,000	$ 8,500,000